Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 1,195,747	$ 1,173,021	$ 1,101,511	$ 1,118,860	$ 1,021,519	$ 949,567	$ 828,453	$ 902,321	$ 880,412
Unearned revenue (Payments on account )	$ (1,546,887)	$ (1,515,422)	$ (1,495,847)	$ (1,477,952)	$ (1,544,275)	$ (1,585,694)	$ (1,563,948)	$ (1,493,403)	$ (1,480,275)